Inventories	3 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 6: - INVENTORIES

	March 31,	December 31,
	2025	2024

Raw materials	$416	$650
Finished goods	7,777	7,961

	$8,193	$8,611

As of March 31, 2025 and December 31, 2024 , the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 3,900 and $ 3,046 respectively.